Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Shareholder Loans Outstanding
	As of
	March 31, 2025	December 31, 2024
Shareholder loans – nonconvertible	$654	$654
Shareholder loans – convertible	1,600	1,600
Accrued interest	78	65
Total loan – related party	$2,332	$2,319

	As of
	December 31, 2024	December 31, 2023
Shareholder loans – nonconvertible	$654	$454
Shareholder loans – convertible	1,600	-
Accrued interest	65	11
Total loan – related party	$2,319	$465